Related Parties Transactions and Balances	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
RELATED PARTIES TRANSACTIONS AND BALANCES
NOTE 24 -	RELATED PARTIES TRANSACTIONS AND BALANCES:

“Related Parties” - As defined in IAS 24, “Related Party Disclosures” (“IAS 24”).

Key management personnel - included together with other entities in the said definition of “related parties” in IAS 24, include the members of the Board of Directors and senior executives.

a.	Transactions with related parties

1)	Compensation to related parties

	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands
Compensation to directors employed by the Company	1,122	656	470
Compensation to other key management personnel	1,245	1,410	1,646
Compensation to directors who are not employed by the Company	80	80	66

2)	Compensation to key management personnel, including employed directors

The compensation paid to key management personnel for work services they provide to the Company is as follows:

	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands
Payroll, management fees, and other short-term benefits	1,402	1,721	1,758
Bonuses and commissions	667	173	146
Share-based payments	297	226	219
	2,366	2,120	2,123

b.	Balances with related parties

	December 31
	2020	2019
	U.S. dollars in thousands
Employees payable	58	53
Employees accrued vacation	141	110
Accrued bonuses & commissions	142	170
Accounts payable	71	69
	412	402